Bank borrowings (Details Narrative) - ZHEJIANG TIANLAN	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)
Borrowed By The Company
Interest fixed rates	3.85%	3.85%
Interest paid	¥ 54,000	¥ 32,000		$ 408,000
Borrowed By Subsidiaries Company
Interest fixed rates	4.85%	4.85%
Interest paid	¥ 184,000	¥ 221,000	¥ 218,000